Stock Options and Stock Appreciation Rights (Tables)	12 Months Ended
Dec. 31, 2025
Stock Options and Stock Appreciation Rights
Summary of option activity under stock option plans

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2024	212,155	$35.27
Plus: Options granted	—	—
Less:
Options exercised	(42,121)	34.81
Options expired	—	—
Options forfeited	(5,150)	34.03
Options outstanding at December 31, 2025	164,884	35.42	3.37	$5,115

Options fully vested and exercisable at December 31, 2025	122,733	$36.20	2.65	$3,711

Schedule of other information pertaining to option activity

	Twelve Months Ended December 31,
	2025	2024	2023
Weighted average grant date fair value of stock options granted	$—	$—	$—
Total fair value of stock options vested	$478,000	$616,286	$514,000
Total intrinsic value of stock options exercised	$1,314,000	$4,640,000	$1,060,000

Summary of activity under the SAR Plan

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	stock appreciation	exercise	contractual	intrinsic
	rights	price	term (years)	value ($)
				(in Thousands)
SARs outstanding at December 31, 2024	456,702	$39.61
Plus: SARs granted	—
Less:
SARs exercised	(11,583)	39.33
SARs expired	—	—
SARs forfeited	(18,376)	39.33
SARs outstanding at December 31, 2025	426,743	39.63	6.54	$11,443

SARs fully vested and exercisable at December 31, 2025	62,811	$39.35	6.50	$1,701